Other operating income (expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Recovery of expenses	R$ 52,600	R$ 128,895	R$ 135,662
Provision reversal	3,434	1,462	1,143
Scrap sales	16,416	16,226	12,763
Provision for civil and tax risks	146,423	(102,539)	33,311
Other employees benefits	(18,265)	(19,519)	(52,521)
Insurance claims costs	(18,878)	(22,366)	(35,102)
Gains (losses) on the disposal and write-off of non-financial assets (1)	63,229	(3,985)	141,211
Demobilization expenses	(277)	1,398	(6,814)
Expenses with investigations	(1,112)	(588,774)	(9,003)
Expected credit losses in other receivables	(1,481)	102	(579)
Other	8,423	43,830	(8,808)
Other operating income (expenses), net	R$ 250,512	R$ (545,270)	R$ 211,263